FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT Balanced Managed Risk Portfolio (formerly FVIT Index Managed Risk Portfolio)

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Franklin Dividend and Income Managed Risk Portfolio

FVIT Growth Managed Risk Portfolio

FVIT Moderate Growth Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT WMC Research Managed Risk Portfolio

Class II Shares

(each a series of Forethought Variable Insurance Trust)

Incorporated herein by reference is the definitive version of the supplement for FVIT American Funds® Managed Risk Portfolio, FVIT Balanced Managed Risk Portfolio (formerly FVIT Index Managed Risk Portfolio), FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT Franklin Dividend and Income Managed Risk Portfolio, FVIT Growth Managed Risk Portfolio, FVIT Moderate Growth Managed Risk Portfolio, FVIT Select Advisor Managed Risk Portfolio and FVIT WMC Research Managed Risk Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 8, 2014, (SEC Accession No. 0000910472-14-003359).